Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings per share
Summary of earnings per share

	At March 31,
	2019	2018	2017
Basic earnings per ordinary share (€)	0.7739	1.2151	1.0530
Diluted earnings per ordinary share (€)	0.7665	1.2045	1.0464
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,143.6	1,193.5	1,249.7
Diluted (a)	1,154.6	1,204.0	1,257.5

(a)	Details of share options in issue have been described more fully in Note 15 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.